Cover	Aug. 03, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 03, 2023
Entity File Number	001-15070
Entity Registrant Name	REGENERX BIOPHARMACEUTICALS, INC.
Entity Central Index Key	0000707511
Entity Tax Identification Number	52-1253406
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	15245 Shady Grove Road
Entity Address, Address Line Two	Suite 470
Entity Address, City or Town	Rockville
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20850
City Area Code	301
Local Phone Number	208-9191
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common
Trading Symbol	RGRX
Entity Emerging Growth Company	false